Investment Objectives and Goals	Sep. 30, 2025
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Discovery Portfolio (the “Fund”) seeks long-term capital growth.
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corporate Bond Portfolio (the “Fund”) seeks above-average total return over a market cycle of three to five years.
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Ultra-Short Income Portfolio (the “Fund”) seeks current income with capital preservation while maintaining liquidity.
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Strategist Portfolio (the “Fund”) seeks above-average total return over a market cycle of three to five years.